Taxes - Summary Of Settlement Of Tax Disputes (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Sep. 30, 2017
Disclosure Of Tax Liabilities [line items]
Disputes	$ 11,552
Amount of relief	9,090
Debts	2,462
Tax settlement programs - PRT [member]
Disclosure Of Tax Liabilities [line items]
Disputes	502
Debts	502
Special tax settlement programs - PERT [member]
Disclosure Of Tax Liabilities [line items]
Disputes	2,203
Amount of relief	1,001
Debts	1,202	$ 226
Non -tax debts settlement program - PRD [member]
Disclosure Of Tax Liabilities [line items]
Disputes	340
Amount of relief	113
Debts	227
Withholding income taxes [member]
Disclosure Of Tax Liabilities [line items]
Disputes	8,507
Amount of relief	7,976
Debts	$ 531